INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS, NET [Abstract]
Estimated aggregate amortization of intangible assets - 2022		$ 6,226
Estimated aggregate amortization of intangible assets - 2023		4,792
Estimated aggregate amortization of intangible assets - 2024		3,604
Estimated aggregate amortization of intangible assets - 2025		2,007
Estimated aggregate amortization of intangible assets - 2026		124
Fixed assets transfer to intangible assets	$ 2,953	$ 2,992